Basis of Presentation and General Information (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Mar. 20, 2024
Shareholder Information Description	Euroseas shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date
Expenses incurred	$ 11,810,339	$ 8,536,523	$ 10,229,638
Pittas family [Member]
Ownership percentage of euroseas shares	57.30%
Subsidiary [Member]
Shareholder Information Description	Euroseas shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date
Authorized capital share					500
Expenses incurred	$ 650
Common Stock, Par Value Per Share	$ 0.01			$ 0.01	$ 0.01